Goodwill - Impairment testing (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Goodwill
Term of the government bonds	20 years
Impairment loss recognised in profit or loss, goodwill	€ 10,000	€ 9,000
Access Biologicals, LLC
Goodwill
Ownership interest acquired (as a percent)			51.00%
Aggregate sensitivity scenario to MDS, BTS and CDx sales
Goodwill
% Asset Value	(11.00%)	(10.00%)
Biopharma
Goodwill
Perpetual growth rate	2.00%	2.10%
Pre-tax discount rate	11.20%	11.40%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Diagnostic
Goodwill
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	11.20%	10.60%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Diagnostic | Clinical diagnostics sales sensitivity scenario
Goodwill
Initially estimated sales	80.00%	80.00%
Diagnostic | MDS
Goodwill
Percentage of lower sales projection estimation on average each year	10.00%	11.00%
Diagnostic | BTS
Goodwill
Percentage of lower sales projection estimation on average each year	14.00%	15.00%
Bio Supplies
Goodwill
Perpetual growth rate	1.90%	1.90%
Pre-tax discount rate	10.30%	10.60%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Kiro Grifols
Goodwill
Perpetual growth rate	1.60%	1.60%
Pre-tax discount rate	11.80%	11.60%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Kiro Grifols | Discount rate
Goodwill
% Asset Value	(4.00%)	(5.00%)
Discount rate sensitivity	0.50%	0.50%
Kiro Grifols | Perpetual growth rate
Goodwill
% Asset Value	(2.00%)	(4.00%)
Discount rate sensitivity		(0.50%)
Reasonably possible change in perpetual growth rate (as a percent)	(0.50%)
GigaGen Inc..
Goodwill
Pre-tax discount rate	17.90%	17.90%
Sink rate		5.00%
Success rate	20.00%	20.00%
GigaGen Inc.. | Discount rate
Goodwill
% Asset Value	(13.00%)	(7.00%)
Discount rate sensitivity	2.00%	2.00%
Alkahest Inc
Goodwill
Success rate	12.00%
Impairment loss recognised in profit or loss, goodwill	€ 10
Alkahest Inc | Minimum
Goodwill
Pre-tax discount rate	25.90%	25.90%
Success rate		12.00%
Alkahest Inc | Maximum
Goodwill
Pre-tax discount rate	39.80%	39.80%
Success rate		17.00%
Alkahest Inc | Discount rate
Goodwill
% Asset Value	(11.00%)	(17.00%)
Discount rate sensitivity	2.00%	2.00%